THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JANUARY 6, 2004.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [x]; Amendment Number: 2
This Amendment (check only one.):           [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Deephaven Capital Management LLC
Address:          130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jim Korn
Title:   Chief Legal Officer
Phone:   (952) 249-5538

Signature, Place, and Date of Signing:


/s/ Jim Korn              Minnetonka, Minnesota             01/10/2005
---------------         --------------------------         --------------------

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 12, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 12, 2004.

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:              $282,248
                                                     (thousands)

List of Other Included Managers:                     N/A



COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
NAME OF ISSUER                TITLE OF CLASS  CUSIP      VALUE      SHRS OR   SH/ PUT/  INV.      OTHER      VOTING AUTHORITY
                                                         (x $1000)  PRN AMT   PRN CALL  DISC.     MGRS    SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACRES GAMING INC              COM             004936100   2,974   260,225  SH                N/A  NONE    260,225        0       0
ADVANCEPCS                    COM             00790K109  17,727   389,009  SH                N/A  NONE    389,009        0       0
ADVANCEPCS                    PUT             00790K959     323       750         PUT        N/A  NONE        750        0       0
AHM HEALTHCARE SERVICES       COM             001741101   3,045   187,500  SH                N/A  NONE    187,500        0       0
AMAX GOLD INC                 SPONS ADR       035128206   1,385    36,731  SH                N/A  NONE     36,731        0       0
BIOGEN INC                    COM             090597105   6,334   166,170  SH                N/A  NONE    166,170        0       0
CAREMARK RX INC               CALL            141705903     225     1,500         CALL       N/A  NONE      1,500        0       0
CENTERPULSE LTD -             SPONS ADR       152005104   3,493   124,300  SH                N/A  NONE    124,300        0       0
CIMA LABS INC.                COM             171796105   2,356    84,298  SH                N/A  NONE     84,298        0       0
CINRAM INTERNATIONAL INC      COM             17252T105   1,199    65,000  SH                N/A  NONE     65,000        0       0
CIRCUIT CITY STORES-CIRCUIT   COM             172737108     561    58,900  SH                N/A  NONE     58,900        0       0
CONCORD EFS                   PUT             206197955     469     3,906         PUT        N/A  NONE      3,906        0       0
CONCORD EFS INC               COM             206197105   7,669   561,000  SH                N/A  NONE    561,000        0       0
DREYER'S GRAND ICE CREAM INC  COM             261878102  34,218   440,048  SH                N/A  NONE    440,048        0       0
DST SYSTEMS INC               COM             233326107     564    15,000  SH                N/A  NONE     15,000        0       0
FIDELITY NATL INFO SOLUTIONS  COM             31620P109   4,689   188,710  SH                N/A  NONE    188,710        0       0
FIDELITY NATL INFO SOLUTIONS  COM             31620P109   1,846    74,290  SH                N/A  NONE     74,290        0       0
GENESIS HEALTH VENTURES       COM             37183F107   1,840    76,000  SH                N/A  NONE     76,000        0       0
HSBC HOLDINGS PLC - ADR       ADR             404280406     330     5,000  SH                N/A  NONE      5,000        0       0
HSBC HOLDINGS PLC - ADR       ADR             404280406   5,893    89,281  SH                N/A  NONE     89,281        0       0
HUDSON HIGLAND GROUP          COM             443792106   2,067   107,437  SH                N/A  NONE    107,437        0       0
IDEC PARMACEUTICALS CORP      COM             449370105   3,854   115,773  SH                N/A  NONE    115,773        0       0
IDEC PHARMACEUTICALS          PUT             449370955   2,110     3,126         PUT        N/A  NONE      3,126        0       0
IMANAGE INC                   COM             45245Y105     928   139,600  SH                N/A  NONE    139,600        0       0
INTERGRAPH CORP               COM             458683109   2,816   120,000  SH                N/A  NONE    120,000        0       0
JNI CORP                      COM             46622G105     278    40,000  SH                N/A  NONE     40,000        0       0
JOHN HANCOCK FINANCIAL SRVCS  COM             41014S106  18,022   533,200  SH                N/A  NONE    533,200        0       0
LEGATO SYSTEMS INC            COM             524651106   3,811   337,263  SH                N/A  NONE    337,263        0       0
LEHMAN BROTHERS HOLDINGS INC  PUT             524905950     324       712         PUT        N/A  NONE        712        0       0
LOCKHEED MARTIN CORP          PUT             539830959     259     1,177         PUT        N/A  NONE      1,177        0       0
MANULIFE FINANCIAL CORP       COM             56501R106     577    20,000  SH                N/A  NONE     20,000        0       0
MEDCO HEALTH SOLUTIONS INC    COM             58405U102     389    15,000  SH                N/A  NONE     15,000        0       0
METRO-GOLDWYN-MAYER INC       COM             591610100  18,077 1,178,400  SH                N/A  NONE  1,178,400        0       0
MGM                           PUT             591610900   1,063     2,125         PUT        N/A  NONE      2,125        0       0
NEW AMERICA HIGH INCOME FUND  COM             641876107   2,382 1,197,186  SH                N/A  NONE  1,197,186        0       0
NEW FOCUS INC.                COM             644383101   5,942 1,323,300  SH                N/A  NONE  1,323,300        0       0
NEW YORK COMMUNITY BANCORP    COM             649445103   5,357   170,016  SH                N/A  NONE    170,016        0       0
NEWHALL LAND & FARMING CO-LP  COM             651426108   5,531   140,000  SH                N/A  NONE    140,000        0       0
OFFICEMAX INC                 COM             67622M108  37,480 4,000,000  SH                N/A  NONE  4,000,000        0       0
PEOPLESOFT                    CALL            712713906     551     3,104         CALL       N/A  NONE      3,104        0       0
PEOPLESOFT                    CALL            712713906     314       731         CALL       N/A  NONE        731        0       0
PEOPLESOFT                    PUT             712713956     518     2,800         PUT        N/A  NONE      2,800        0       0
PEOPLESOFT INC                COM             712713106     183    10,000  SH                N/A  NONE     10,000        0       0
PEOPLESOFT INC                COM             712713106   2,365   129,420  SH                N/A  NONE    129,420        0       0
RESOURCE BANKSHARES CORP/VA   COM             76121R104     765    26,246  SH                N/A  NONE     26,246        0       0
ROADWAY EXPRESS INC           COM             769742107  10,135   207,805  SH                N/A  NONE    207,805        0       0
ROSLYN BANCORP INC            COM             778162107   8,696   370,024  SH                N/A  NONE    370,024        0       0
S&P 500 DEPOSITORY RECEIPT    UNIT SER 1      78462F103     500     5,000  SH                N/A  NONE      5,000        0       0
S&P 500 DEPOSITORY RECEIPT    UNIT SER 1      78462F103     470     4,699  SH                N/A  NONE      4,699        0       0
TELECOM ITALIA SPA            SPONS ADR       87927Y102   3,643 1,475,456  SH                N/A  NONE  1,475,456        0       0
TITAN CORP                    COM             888266103  19,698   945,200  SH                N/A  NONE    945,200        0       0
TRAVERLERS PROP CASUALT-A     COM             89420G109   2,688   169,250  SH                N/A  NONE    169,250        0       0
TXU CORP                      CALL            873168908     270       750         CALL       N/A  NONE        750        0       0
UNITED NATIONAL BANCORP NJ    COM             910909100  12,258   369,120  SH                N/A  NONE    369,120        0       0
VERITAS SOFTWARE CORP         COM             923436109     526    16,677  SH                N/A  NONE     16,677        0       0
VOLVO AB-A SHARES             ADR B           928856400   6,866   315,950  SH                N/A  NONE    315,950        0       0
WILTEL COMMUNICATIONS INC     COM             972487102   1,191    74,223  SH                N/A  NONE     74,223        0       0
ZIMMER HOLDINGS INC           COM             98956P102   2,204    40,000  SH                N/A  NONE     40,000        0       0
